Revenue - Summary of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Power [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	81,606	955	76,624	70,530
Transmission Line Projects [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,913	22	4,347	7,557
Sale of goods [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,194	154	0	0
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 350	$ 4	₨ 348	₨ 136